UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 9010 Strada Stell Court, Suite # 105
         Naples, FL  34109

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              November 14, 2011
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:    $137,699
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
ACCELRYS INC		  COM	      00430U103	 $21,368 3,526,079  SH 	      SOLE   NONE  3,526,079  0	    0
ACTUATE CORP		  COM	      00508B102	  $4,523   819,399  SH 	      SOLE   NONE    819,399  0     0
ANGIODYNAMICS		  COM	      03475V101   $8,582   653,188  SH	      SOLE   NONE    653,188  0     0
ASPEN TECHNOLOGY INC	  COM	      045327103	 $15,653 1,025,084  SH 	      SOLE   NONE  1,025,084  0	    0
CASCADE MICROTECH INC	  COM	      147322101	  $5,060 1,394,059  SH 	      SOLE   NONE  1,394,059  0	    0
CONVIO INC	          COM	      21257W105   $3,920   466,146  SH	      SOLE   NONE    466,146  0     0
DIXIE GROUP INC CL A	  COM	      255519100	  $3,610 1,199,205  SH 	      SOLE   NONE  1,199,205  0	    0
GUIDANCE SOFTWARE INC	  COM	      401692108	 $15,077 2,323,041  SH 	      SOLE   NONE  2,323,041  0	    0
LAM RESEARCH CORP	  COM	      512807108	 $11,326   298,213  SH 	      SOLE   NONE    298,213  0	    0
MIDAS GROUP INC		  COM	      595626102	  $6,478   790,087  SH 	      SOLE   NONE    790,087  0	    0
RICHARDSON ELECTRONICS    COM         763165107   $6,848   503,110  SH        SOLE   NONE    503,110  0     0
SPECTRANETICS		  COM	      84760C107	  $9,946 1,393,063  SH	      SOLE   NONE  1,393,063  0     0
SUPPORT.COM INC		  COM	      868587106	  $9,045 4,568,150  SH 	      SOLE   NONE  4,568,150  0	    0
TYLER TECHNOLOGIES INC	  COM	      902252105	 $16,216   643,252  SH 	      SOLE   NONE    643,252  0	    0
						--------
						$137,699
						--------